Balance Sheet Components - Accrued liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accrued Liabilities [Line Items]
Legal and professional fees	$ 1,741	$ 767	$ 326
Marketing expenses	398	304	162
Interest	102	102	79
Sales taxes	531	446	137
Payroll taxes	149	234	107
Other	1,390	1,063	694
Total accrued liabilities	$ 4,311	$ 2,916	$ 1,505